Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities of continuing operations:
Net income from operations	$ 110,481	$ 68,080
Less: Net income from discontinued operations	(47,746)	(50,155)
Net income from continuing operations	62,735	17,925
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 6)	48,386	37,773
Amortization and write-off of deferred financing costs	1,993	1,399
Amortization / accretion of above / below market acquired charters (Note 7)	10,543	6,871
Amortization of ineffective portion of derivatives	(103)	(105)
Equity compensation expense (Note 12)	3,171	3,517
Change in fair value of derivatives (Note 9)	(20,534)	5,043
Unrealized bonds exchange differences	19,488	(5,538)
Changes in operating assets and liabilities:
Trade accounts receivable	(3,390)	(2,545)
Prepayments and other assets	(1,055)	815
Due from related party	1,131	621
Inventories	205	(1,838)
Trade accounts payable	(4,559)	1,543
Due to related parties	1,996	3,194
Accrued liabilities	4,691	10,364
Deferred revenue	(9,275)	(3,479)
Net cash provided by operating activities of continuing operations	115,423	75,560
Cash flows from investing activities of continuing operations:
Vessel acquisitions, vessels under construction and improvements including acquired time and bareboat charter agreements (Note 6)	(130,533)	(1,135,341)
Expenses paid for the sale of vessels	(220)	(220)
Net cash used in investing activities of continuing operations	(130,753)	(1,135,561)
Cash flows from financing activities of continuing operations:
Proceeds from long-term debt	0	1,017,000
Deferred financing and offering costs paid	(436)	(8,929)
Payments of long-term debt (Note 8)	(66,127)	(242,515)
Dividends paid (Note 11)	(17,803)	(16,747)
Proceeds from offering, net of commissions paid	173	0
Net cash (used in)/provided by financing activities of continuing operations	(84,193)	748,809
Net decrease in cash, cash equivalents and restricted cash from continuing operations	(99,523)	(311,192)
Cash flows from discontinued operations
Operating activities	373	27,754
Investing activities	119,803	271,813
Financing activities	0	(91,332)
Net increase in cash, cash equivalents and restricted cash from discontinued operations	120,176	208,235
Net increase / (decrease) in cash, cash equivalents and restricted cash	20,653	(102,957)
Cash, cash equivalents and restricted cash at the beginning of the period	336,509	204,141
Cash, cash equivalents and restricted cash at the end of the period	357,162	101,184
Supplemental cash flow information
Cash paid for interest	56,210	57,125
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	3,797	4,605
Capitalized dry-docking costs included in liabilities	3,129	4,149
Deferred financing and offering costs included in liabilities	323	173
Expenses for sale of vessels included in liabilities	7,602	5,275
Seller's credit agreements in connection with the acquisition of vessel owning companies	0	134,764
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	335,615	88,264
Restricted cash - Non-current assets	21,547	12,920
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 357,162	$ 101,184